Employee Benefit Plans (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Employee Benefit Plans (Details) [Line Items]
Contributions to defined benefit plans	$ 2.4	$ 1.9
Weighted average duration of the defined benefit obligation	14 years
Weighted average duration of the current service cost	27 years
Description of medical trend rate	For certain Canadian Post-retirement Plans the above trend rates are applicable for 2021 to 2029 which will decrease linearly to 4.75% in 2029 and grading down to an ultimate rate of 3.57 % per annum in 2040 and thereafter.
Canadian Pension Plans [Member]
Employee Benefit Plans (Details) [Line Items]
Weighted average duration of the defined benefit obligation	15 years
Weighted average duration of the current service cost	22 years
US Pension Plans [Member]
Employee Benefit Plans (Details) [Line Items]
Weighted average duration of the defined benefit obligation	13 years
Forecast [Member] | Defined Contribution Plan [Member]
Employee Benefit Plans (Details) [Line Items]
Expected contributions (in Dollars)	$ 4.2
Forecast [Member] | Canadian Defined Benefit Plans [Member]
Employee Benefit Plans (Details) [Line Items]
Expected contributions (in Dollars)	$ 0.9